Annual Total Returns - iShares Total U.S. Stock Market Index Fund (Institutional Shares and Investor A Shares) [BarChart] - Investor A, Institutional - iShares Total U.S. Stock Market Index Fund - Investor A Shares
Nov. 27, 2020
Bar Chart Table:
Annual Return 2016	12.80%
Annual Return 2017	20.64%
Annual Return 2018	(5.55%)
Annual Return 2019	30.69%